Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Stock Options

Note 10 – Stock Options

The table below summarizes the Company’s stock option activities for the three months ended March 31, 2023:

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2023	150,633,001	$0.0045- 1,121,250,000	$0.0307
Granted	-	-	-
Exercised	(1)	$1,121,250,000	1,121,250,000
Expired	-	-	-
Balance outstanding, March 31, 2023	150,633,000	$0.0045-3.00	$0.0306
Balance exercisable, March 31, 2023	120,591,791	$0.0045-3.00	$0.0371

The following table summarizes information concerning the Company’s stock options as of March 31, 2023:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$3.0000	518,000	3.80	$3.0000	518,000	3.80	$3.000
2.0000	115,000	6.72	2.0000	115,000	6.72	2.0000
0.0375	65,000,000	8.73	0.0375	65,000,000	8.73	0.0375
0.005	17,500,000	7.84	0.0050	17,500,000	7.84	0.0050
0.0045	67,500,000	9.72	0.0045	37,458,791	9.97	0.0045
$0.0045 – 3.000	150,633,000	6.18	$0.0307	120,591,791	6.18	$0.0371

At March 31, 2023 and December 31, 2022, the intrinsic value of outstanding options was $0 and $76,000, respectively.

Note 12 – Stock Options

In November 2012, the stockholders approved the 2012 Stock Option Plan for the Company’s employees, effective January 3, 2013. The number of shares authorized for issuance under the plan was 100,000,000 and was increased to 400,000,000 in November 2017 by unanimous consent of the Board of Directors.

The table below summarizes the Company’s stock option activities for the years ended December 31, 2021 and 2022:

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2020	58,133,001	$0.005-1,121,250,000	$0.03704
Granted	67,500,000	0.005-0.0375	0.0104
Exercised	(42,500,000)	-	-
Expired	-	-	-
Balance, December 31, 2021	83,133,001	0.005-1,121,250,000	0.0274
Granted	67,500,000	0.0045	0.0045
Exercised	-	-	-
Expired	-	-	-
Balance outstanding, December 31, 2022	150,633,001	$0.0045-1,121,250,000	$0.0307
Balance exercisable, December 31, 2022	87,212,671	$0.0045-1,121,250,000	$0.0497

The following table summarizes information concerning the Company’s stock options as of December 31, 2022:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	0.01	$1,121,250,000	1	0.01	$1,121,250,000
3.0000	518,000	4.04	3.0000	518,000	4.04	3.0000
2.0000	115,000	6.97	2.0000	115,000	6.97	2.0000
0.0375	65,000,000	8.98	0.0375	65,000,000	8.98	0.0375
0.005	17,500,000	8.08	0.0050	17,500,000	8.08	0.0050
0.0045	67,500,000	9.97	0.0045	4,079,670	9.97	0.0045
$0.0045 – 1,121,250,000	150,633,001	6.43	$0.0307	87,212,671	6.43	$0.0497

At December 31, 2022 and 2021, the intrinsic value of outstanding options was $76,000 and $3,225,000, respectively.

During the year ended December 31, 2022, the Company recorded an additional stock compensation expense of $2,958,000 to account for options granted in the prior year that vested. The Company also granted options to purchase an aggregate of 67,500,000 shares of its common stock to employees. The options have an exercise price of $0.0045 per share, vest over six months, and expire in 10 years, with a total fair value of approximately $594,000. The fair value of the options was determined using a Black-Scholes Merton Option Pricing model based on the following assumptions: (i) volatility rate of 394%, (ii) discount rate of 3.79%, (iii) zero expected dividend yield, and (iv) expected life of 10.00 years. The Company recognized stock compensation expense of $32,000 to account for the fair value of options that vested during the period. As of December 31, 2022, the unamortized stock compensation amounted to approximately $562,000 which will be recognized in fiscal 2023.

During the year ended December 31, 2021, the Company recorded additional stock compensation expense of $2,712,000 to account for options granted in the prior year that vested. In addition, the Company  issued 39,955,655 shares of the Company’s common stock upon cashless exercise of 42,500,000 options. The Company also granted options to purchase an aggregate of 67,500,000 shares of its common stock to employees. The options have an exercise price of $0.005 per share for 2,500,000 option shares and $0.0375 for 65,000,000 option shares, vest over six months, and expire in 10 years, with a total fair value of approximately $5,400,000 using the Black-Scholes Merton Option Pricing model. The fair value of the options was determined using a Black-Scholes Merton Option Pricing model based on the following assumptions: (i) volatility rate of 137%, (ii) discount rate of 1.46%, (iii) zero expected dividend yield, and (iv) expected life of 10.00 years. The Company recognized stock compensation expense of $368,000 to account for the fair value of options that vested during the period.

In February 2021, 12,250,000 unvested options granted in fiscal 2020 were modified and such options became fully vested. Pursuant to current accounting guidelines, the Company remeasured the fair value of these options and determined their fair value to be $3,675,000 and was recorded as stock compensation expense.